Note 3 - BBVA Group	12 Months Ended
Dec. 31, 2018
Grupo BBVA
Grupo BBVA, Entity Information

3. BBVA Group

The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking, asset management and private banking. The Group also operates in other sectors such as insurance, real estate, operational leasing, etc.

The following information is detailed in the Appendices of the Consolidated Financial Statements of the Group:

  Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
  Appendix II shows relevant information related to investments in subsidiaries, joint ventures and associates accounted for using the equity method.
  Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
  Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.

The following table sets forth information related to the Group’s total assets as of December 31, 2018, 2017 and 2016, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group Total Assets. Entities by Main Activities (Millions of euros)
	2018	2017	2016
Banks and other financial services	647.164	659.414	699.592
Insurance and pension fund managing companies	26.732	26.134	26.831
Other non-financial services	2.793	4.511	5.433
Total	676.689	690.059	731.856

The total assets and results of operations broken down by the geographical areas, in which the BBVA Group operates, are included in Note 6.

The BBVA Group’s activities are mainly located in Spain, Mexico, South America, the United States and

Turkey, with active presence in other countries, as shown below:

  Spain

The Group’s activity in Spain is mainly through Banco Bilbao Vizcaya Argentaria, S.A., which is the parent company of the BBVA Group. The Group also has other entities that operate in Spain’s banking sector, insurance sector, real estate sector, services and as operational leasing entities.

  México

The BBVA Group operates in Mexico, not only in the banking sector, but also in the insurance sector through Grupo Financiero Bancomer.

  South America

The BBVA Group’s activities in South America are mainly focused on the banking, financial and insurance sectors, in the following countries: Argentina, Chile, Colombia, Peru, Paraguay, Uruguay and Venezuela. It has a representative office in Sao Paulo (Brazil).

The Group owns more than 50% of most of the entities based in these countries. Appendix I shows a list of the entities which, although less than 50% owned by the BBVA Group as of December 31, 2018, are consolidated (see Note 2.1).

  The United States

The Group’s activity in the United States is mainly carried out through a group of entities with BBVA Compass Bancshares, Inc. at their head, as well as, the New York BBVA branch and a representative office in Silicon Valley (California).

  Turkey

The Group’s activity in Turkey is mainly carried out through the Garanti Group.

  Rest of Europe

The Group’s activity in Europe is carried out through banks and financial institutions in Ireland, Switzerland, Italy, Netherlands, Finland and Romania, branches in Germany, Belgium, France, Italy Portugal and the United Kingdom, and a representative office in Moscow.

  Asia-Pacific

The Group’s activity in this region is carried out through branches (in Taipei, Tokyo, Hong Kong Singapore and Shanghai) and representative offices (in Beijing, Seoul, Mumbai, Abu Dhabi and Jakarta).

Main transactions in the Group in 2018

Divestitures

Sale of BBVA’s stake in BBVA Chile

On November 28, 2017, BBVA received a binding offer (the “Offer”) from The Bank of Nova Scotia group (“Scotiabank”) for the acquisition of BBVA’s stake in Banco Bilbao Vizcaya Argentaria Chile, S.A. (“BBVA Chile”) as well as in other companies of the Group in Chile with operations that are complementary to the banking business (amongst them, BBVA Seguros Vida, S.A.). BBVA owned approximately, directly and indirectly, 68.19% of BBVA Chile share capital. On December 5, 2017, BBVA accepted the Offer and entered into a sale and purchase agreement and the sale was completed on July 6, 2018.

The consideration received in cash by BBVA as consequence of the referred sale amounts to, approximately, USD 2,200 million. The transaction results in a capital gain, net of taxes, of €633 million, which was recognized in 2018.

Agreement for the creation of a joint-venture and transfer of the Real - Estate business in Spain

On November 29, 2017, BBVA reached an agreement with a subsidiary of Cerberus Capital Management, L.P. (“Cerberus”) for the creation of a “joint venture” to which an important part of the real estate business of BBVA in Spain is transferred (the “Business”).

The Business comprises: (i) foreclosed real estate assets (the “REOs”), with a gross book value of approximately €13,000 million, taking as starting point the position of the REOs as of June 26, 2017; and (ii) the necessary assets and employees to manage the Business in an autonomous manner. For the purpose of the agreement with Cerberus, the whole Business was valued at approximately €5,000 million.

On October 10, 2018, after obtaining all required authorizations, BBVA completed the transfer of the real estate business in Spain. Closing of the transaction has resulted in the sale of 80% of the share capital of the company Divarian Propiedad, S.A. to an entity managed by Cerberus.

Divarian is the company to which the BBVA Group has contributed the Business provided that the effective transfer of several real estate assets (REO´s) remains subject to the fulfilment of certain conditions precedent. The final price payable by Cerberus will be adjusted depending on the volume of REO´s effectively contributed.

As of December 31, 2018, the transaction did not have a significant impact on BBVA Group’s attributable profit or the Common Equity Tier 1 (fully loaded).

Main transactions in the Group in 2017

Investments

On February 21, 2017, BBVA Group entered into an agreement for the acquisition from Dogus Holding A.S. and Dogus Arastirma Gelistirme ve Musavirlik Hizmetleri A.S of 41,790,000,000 shares of Turkiye Garanti Bankasi, A.S. (“Garanti Bank”), amounting to 9.95% of the total issued share capital of Garanti Bank. On March 22, 2017, the sale and purchase agreement was completed, and therefore BBVA´s total stake in Garanti Bank as of December 31, 2017 amounts to 49.85% (See Note 31).

Main transactions in the Group in 2016

Mergers

The BBVA Group, at its Board of Directors meeting held on March 31, 2016, adopted a resolution to begin a merger process of BBVA S.A. (absorbing company), Catalunya Banc, S.A., Banco Depositario BBVA, S.A. y Unoe Bank, S.A.

This transaction was part of the corporate reorganization of its banking subsidiaries in Spain, was successfully completed throughout 2016 and has no impact in the Consolidated Financial Statements both from the accounting and the solvency stand points.